Fees Summary	Mar. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	0
Total Fee Amount	15,310
Total Offset Amount	0
Net Fee	$ 15,310